RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amounts Due From Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Amounts due from related parties [Line Items]
Total		$ 15,224	$ 13,419
Tianjin Yi Chuang Xin He Information Technology Co., Ltd [Member]
Amounts due from related parties [Line Items]
Total	[1]	10,759	10,082
Others [Member]
Amounts due from related parties [Line Items]
Total		$ 4,465	$ 3,337

[1]	The balance represents the loan to Yi Chuang Xin He. Yi Chuang Xin He is a subsidiary of Eall, which is an available-for-sale investee of the Company. In May 2016, the Company entered into agreements with Eall and Yi Chuang Xin He for a series of loan transactions, pursuant to which the Company made a loan amounting to RMB70 million to Yi Chuang Xin He. At the same time, Eall made a loan in US dollar to the Company amounting to RMB70 million ($10,692). Both of the loans are free of interest. The loan due from Yi Chuang Xin He is repayable on demand. The loan due to Eall is repayable 5 work days after Yi Chuang Xin He repays the loan to the Company. The Company recorded the loans as amount due from and amount due to related parties as the Company does not have the right to offset and does not intend on setting off the loans. As of December 31, 2017, both of the loans remained outstanding.